Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of commitments and contingent liabilities [Abstract]
Disclosure of maturity analysis of operating lease payments [Text block]
The total amount of the Company’s obligations with third parties relating to services agreements that cannot be terminated is detailed as follows:

Services agreements not to be terminated	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Within 1 year	67,601,086	60,241,434
Between 1 and 5 years	92,254,016	58,040,557
Over 5 years	-	7,351,834
Total	159,855,102	125,633,825

Disclosure of purchase and supplies contracts [Text Block]
Purchase and supply agreements

The total amount of the Company’s obligations to third parties relating to purchase and supply agreements as of
December 31, 2021
is detailed as follows:

Purchase and supply agreements	Purchase and supply agreements	Purchase and contract related to wine and grape
	ThCh$	ThCh$
Within 1 year	236,385,004	3,080,530
Between 1 and 5 years	1,016,052,951	27,665,265
Over 5 years	83,747,767	-
Total	1,336,185,722	30,745,795

Disclosure of judgements and claims [Text Block]
Trials and claim

Subsidiary	Court	Description	Status	Estimated accrued loss contingency
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	First instance sentence.	US$ 18,000 (ThCh$ 15,204)
Compañía Industrial Cervecera S.A. (CICSA)	Commercial Court.	Distributor claim for to the termination of distribution agreeent.	Proceedings in administrative or judicial stage.	US$ 131,000 (ThCh$ 110,654)
Sáenz Briones & Cía. S.A.I.C.	Labur Court.	Labor trial.	Evidentiary stage.	US$ 69,000 (ThCh$ 58,284)
Distribuidora del Paraguay S.A.	Labur Court.	Labor trial.	The claim was contested and the statute of limitations exception was opposed.	US$ 63,178 (ThCh$ 53,366)
Bebidas del Paraguay S.A.	Labur Court.	Labor trial.	The claim was contested and the statute of limitations exception was opposed.	US$ 16,447 (ThCh$ 13,893)

Disclosure Of CCC Guarantees Explanatory [Text Block]
The joint venture Central Cervecera de Colombia S.A.S. (CCC) maintains financial debt with local banks in Colombia, guaranteed by the subsidiary CCU Inversiones II SpA. through stand-by letters issued by Scotiabank Chile and they are within the financing policy framework approved by Board of Directors, according to the following detail:

Institution	Amount	Due date
Banco Colpatria	US$ 27,200,000	June 24, 2022
Banco Colpatria	US$ 4,000,000	July 21, 2022
Banco Colpatria	US$ 13,500,000	August 1, 2022

Disclosure of CICSA guarantees [Text Block]
The indirect associate Bodega San Isidro S.R.L. maintains financial debt with local bank in Peru, which is endorsed by the subsidiary Compañía Pisquera de Chile S.A. through a stand-by letter issued by the Banco del Estado de Chile, this is within the financing policy approved by the Board, and is detailed as follow:

Institution	Amount	Due date
Banco Crédito de Perú	US$ 2,600,000	December 21, 2022